S-K 1602, SPAC Registered Offerings	Feb. 13, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Combination Criteria

We have established a set of strategic, non-exclusive criteria to guide our evaluation of potential business combination targets. While we intend to identify a target that aligns with many of the attributes outlined below, we may ultimately pursue an initial business combination with a company that does not meet all of these guidelines, provided our management believes the opportunity offers strong long-term value potential for our shareholders.

We intend to focus our evaluation on businesses that demonstrate some or all of the following characteristics:

•        Properly Sized:    Seeking a company with an enterprise value of $150 million to $250 million, with a total addressable market greater than $1 billion and annual sales of $25-75 million.

•        Positioned for Growth:    Operates within a high-growth, innovation-driven segment of its broader sector — benefiting from structural tailwinds and disruptive trends that drive outsized demand for its products or services.

•        Market Leadership:    Holds or is capable of attaining a leading position within its category or sub-sector, supported by a sizable addressable market with potential to scale as a public company.

•        Clear Growth Trajectory:    Demonstrates a well-defined and executable growth plan, encompassing both organic and strategic (inorganic) expansion, with a track record or roadmap to sustain high-growth performance post-combination, specifically with potential to generate 255%+ growth.

•        Scalable Business Model:    Exhibits strong customer adoption, with operating leverage that supports margin expansion and reduced capital intensity as the business grows. More specifically, companies with recurring, or predictable sales at attractive margins and favorable customer acquisition economics.

•        Sound Capitalization:    Maintains a healthy balance sheet and financial profile that supports execution of its growth strategy without requiring significant additional capital in the near term.

•        Strategic Differentiation:    Offers a product or service with clear competitive advantages — such as proprietary technology, customer loyalty, or cost leadership — that collectively establish a defensible market position and sustainable competitive moat.

•        Near-Term Trading Catalysts:    Has identifiable upcoming milestones — such as product launches, key partnerships, or market expansions — that can sustain investor engagement and enhance the company’s valuation narrative following the business combination.

•        High-Caliber Management Team:    Led by experienced executives with a proven ability to scale operations, attract and retain top talent, and deliver on strategic objectives. We seek teams that are committed to aligning with public shareholders and whose liquidity needs can be appropriately managed within a public company framework. Leadership should possess strong industry expertise and maintain significant equity.

•        Public Company Readiness:    Public company worthy, ready and eager — possesses or can readily establish the governance, reporting, compliance, and operational infrastructure required to operate as a public company, with the added benefit of leveraging the public markets to raise growth capital, execute acquisitions, and optimize cost of capital.

•        Value Creation from the Business Combination:    Has the potential to realize immediate and long-term value from partnering with us, including access to our strategic guidance, capital resources, and extensive network of industry relationships, investors, and advisors.

These criteria serve as a general framework for our opportunity assessment and are not intended to be exhaustive. Our management team may consider additional factors it deems relevant in evaluating potential targets. Should we pursue a business combination with a target that does not meet one or more of the criteria described above, we will disclose this in our shareholder communications — either in the proxy solicitation or in the tender offer materials filed with the SEC in connection with such transaction.

SPAC, Securities Offered, Redemption Rights [Text Block]

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) without a shareholder vote by means of a tender offer. If we seek shareholder approval, we will complete our initial business combination only if we receive an ordinary resolution under Cayman Islands law and our amended and restated memorandum and articles of association, which requires the affirmative vote of at least a majority of the votes cast by holders of ordinary shares as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the company, voting together as a single class. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement.

SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will have 18 months from the closing of this offering (or 21 months if we have executed a definitive agreement for an initial business combination within 18 months from the closing of this offering) to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	21 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering. If we are unable to complete our initial business combination within 18 months from the closing of this offering (or 21 months if we have executed a definitive agreement for an initial business combination within 18 months from the closing of this offering) and do not extend our time to complete a business combination, the founder shares and private placement units would expire worthless.
De-SPAC Consummation Timeframe, Duration	36 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]

If we are unable to complete our initial business combination within the completion window, or by such earlier liquidation date as our board of directors may approve, from the closing of this offering, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (net of permitted withdrawals and up to $100,000 of interest income to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein. We expect the pro rata redemption price to be approximately $10.00 per public share (regardless of whether or not the underwriters exercise their over-allotment option), without taking into account any interest or other income earned on such funds. However, we cannot assure you that we will in fact be able to distribute such amounts as a result of claims of creditors.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the $77,250,000 in gross proceeds we receive from this offering and the sale of the private placement units described in this prospectus, or $88,612,500 if the underwriters’ over-allotment option is exercised in full, $75,000,000 ($10.00 per unit), or $86,250,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit), will be deposited into a trust account in the United States with Odyssey Transfer and Trust Company acting as trustee, after deducting $750,000 (or $862,500 if the overallotment option is exercised in full) in underwriting discounts and commissions payable upon the closing of this offering and an aggregate of $750,000 to pay fees and expenses in connection with the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for permitted withdrawals and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

The net proceeds released to us from the trust account upon the closing of our initial business combination may be used as consideration to pay the sellers of a target business with which we complete our initial business combination. If our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination, we may use the balance of the cash released from the trust account following the closing for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital. There is no limitation on our ability to raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering. However, our amended and restated memorandum and articles of association provides that, following this offering and prior to the consummation of our initial business combination, except in connection with the conversion of Class B ordinary shares into Class A ordinary shares where the holders of such shares have waived any rights to receive funds from the trust account, we will be prohibited from issuing additional securities that would entitle the holders thereof to (i) receive funds from the trust account or (ii) vote as a class with public shares on any initial business combination.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 77,250,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. Our sponsor, officers and directors have complete discretion, subject to applicable fiduciary duties, as to which blank check company they choose to pursue a business combination and the order in which they pursue business combinations for any of their existing or future blank check companies. However, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination. In addition, because we may consummate a business combination with a target in a broad array of industries, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Sean Rooney	Montanagonia Investments LLC	Portfolio Management	Managing Partner
	Arenas de Cercania SA	Sand supplier	Director
Peter Lawrence Gianulis	A2 Gold Corp.	Precious metals	CEO; Director
	Gold Resource Corporation	Precious metals	Director
Carlos Andres Barresi	Maresba SRL	Fruit	Chief Technology Officer
Eduardo Jose Esteban	AA Asesores Legales	Law	Partner
	Check Point Software Technologies S. A.		Director
	Eni Argentina Exploracion Y Explotacion SA		Director
	Interpublic S. A. De Publicidad		Director
	LNW Gaiming Argentina SAU		Director
Rupert Stebbings	Alma Air	Aviation	CEO

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target. Our sponsor, officers and directors have complete discretion, subject to applicable fiduciary duties, as to which blank check company they choose to pursue a business combination and the order in which they pursue business combinations for any of their existing or future blank check companies. However, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our sponsor purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private placement units will expire worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) one year after the completion of our initial business combination; or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, the founder shares will be released from the lockup. The private placement units (including the Class A ordinary shares underlying the private placement units) will not be transferable until 30 days following the completion of our initial business combination. Because each of our officers and director will own ordinary shares or rights directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers or directors, or our or their affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from amounts held outside the trust account.

We cannot assure you that any of the above mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote their founder shares, and they and the other members of our management team have agreed to vote their founder shares and any shares purchased during or after the offering in favor of our initial business combination (except that any public shares such parties may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act would not be voted in favor of approving the business combination transaction).

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Brava Capital Management LLC	2,500,000 Class B ordinary shares (of which an aggregate of 725,000 shares will be transferred to our directors and executive officers)(1)(2)	$0.009 per share
	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
	225,000 private placement units (up to 236,250 units if the over-allotment is exercised in full	$2,250,000 (or up to $2,362,500 if the over-allotment option is exercised in full)
	Up to $300,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.
	$10,000 per month	Payment to our sponsor for technology, software, computer systems, administrative support, secretarial services and infrastructure;
	Up to $1,500,000 in working capital loans may be convertible into private placement units at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an intended initial business combination.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.

____________

(1)      Assumes no exercise of the over-allotment option and the full forfeiture of 375,000 shares that are subject to forfeiture by our sponsor depending on the extent to which the underwriters’ over-allotment option is exercised.

(2)      Our sponsor currently owns an aggregate of 2,875,000 Class B ordinary shares, which were purchased for an aggregate of $25,000 (or approximately $0.009 per share), up to 375,000 of which will be surrendered to us for no consideration after the closing of this offering depending on the extent to which the underwriters’ over-allotment option is exercised

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the NTBV per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares. See the section “Dilution.”

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement units, as further described in this prospectus and (iv) no value is attributed to the rights, and (B) assume the issuance of 7,500,000 Class A ordinary shares (or 8,625,000 Class A ordinary shares if the over-allotment option is exercised in full) and 2,875,000 founder shares (375,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full). Such calculations do not reflect any dilution associated with the conversion of the rights as the rights are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed conversion of the rights would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price and our NTBV, as adjusted to give effect to this offering and assuming redemption of our public shares at varying levels and the full exercise and no exercise of the over-allotment option:

As of December 31, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.17	$6.60	$3.40	$5.70	$4.30	$4.06	$5.94	$0.23	$9.77
Assuming No Exercise of Over-Allotment Option
$7.16	$6.59	$3.41	$5.68	$4.32	$4.05	$5.95	$0.23	$9.77

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)
Increase attributable to public shareholders	7.20	7.21	6.63	6.64	5.72	5.74	4.09	4.10	0.27	0.27
Pro forma net tangible book value after this offering and the sale of the placement units	7.16	7.17	6.59	6.60	5.68	5.70	4.05	4.06	0.23	0.23
Dilution to public shareholders	$2.84	2.83	3.41	3.40	4.32	4.30	5.95	5.94	9.77	9.77
Percentage of dilution to public shareholders	28.40%	28.30%	34.10%	34.00%	43.20%	43.00%	59.50%	59.40%	97.70%	97.70%

Numerator:
Net tangible book deficit before this offering	$(100,934)	(100,934)	(100,934)	(100,934)	(100,934)	(100,934)	(100,934)	(100,934)	(100,934)	(100,934)
Net proceeds from this offering and the sale of the placement units(1)	75,750,000	87,000,000	75,750,000	87,000,000	75,750,000	87,000,000	75,750,000	87,000,000	75,750,000	87,000,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	75,227	75,227	75,227	75,227	75,227	75,227	75,227	75,227	75,227	75,227
Less: Deferred underwriting commissions	(1,875,000)	(2,156,250)	(1,406,250)	(1,617,188)	(937,500)	(1,078,125)	(468,750)	(539,063)	—	—
Less: Over-allotment liability	(70,400)	—	(70,400)	—	(70,400)	—	(70,400)	—	(70,400)	—
Less: Amounts paid for redemptions(2)	—	—	(18,750,000)	(21,562,500)	(37,500,000)	(43,125,000)	(56,250,000)	(64,687,500)	(75,000,000)	(86,250,000)
	$73,778,893	84,818,043	55,497,643	63,794,606	37,216,393	42,771,168	18,935,143	21,747,731	653,893	724,293

Denominator:
Ordinary shares outstanding prior to this offering	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000
Ordinary shares forfeited if over-allotment is not exercised	(375,000)	—	(375,000)	—	(375,000)	—	(375,000)	—	(375,000)	—
Class A Ordinary shares included in the units offered	7,500,000	8,625,000	7,500,000	8,625,000	7,500,000	8,625,000	7,500,000	8,625,000	7,500,000	8,625,000
Placement units	225,000	236,250	225,000	236,250	225,000	236,250	225,000	236,250	225,000	236,250
Representative shares	75,000	86,250	75,000	86,250	75,000	86,250	75,000	86,250	75,000	86,250
Less: Ordinary shares redeemed	—	—	(1,875,000)	(2,156,250)	(3,750,000)	(4,312,500)	(5,625,000)	(6,468,750)	(7,500,000)	(8,625,000)
	10,300,000	11,822,500	8,425,000	9,666,250	6,550,000	7,510,000	4,675,000	5,353,750	2,800,000	3,197,500

____________

(1)      Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $750,000 in the aggregate (or up to $862,500 in the aggregate if the underwriters’ over-allotment option to purchase additional units is exercised. See “Use of Proceeds.”

(2)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their affiliates may purchase public shares or public rights in previously negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchase of our ordinary shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share.